23 Post-employment Benefits (Details 3)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Inflation P.Y. [member]
Disclosure of defined benefit plans [line items]
Nominal rate	4.00%	2.90%
Expected Rate Of Discount/Return P.Y. [member] | Unified Plan Defined Benefit [member]
Disclosure of defined benefit plans [line items]
Real rate	2.85%	3.05%
Nominal rate	6.96%	6.04%
Expected Rate Of Discount/Return P.Y. [member] | Unified Plan - Balance [member]
Disclosure of defined benefit plans [line items]
Real rate	3.20%	3.20%
Nominal rate	7.33%	6.19%
Expected Rate Of Discount/Return P.Y. [member] | Plan III [member]
Disclosure of defined benefit plans [line items]
Real rate	3.40%	3.20%
Nominal rate	7.54%	6.19%
Expected Rate Of Discount/Return P.Y. [member] | Assistance Plan [member]
Disclosure of defined benefit plans [line items]
Real rate	3.20%	3.30%
Nominal rate	7.33%	6.30%
Salary Growth [member] | Plan III [member]
Disclosure of defined benefit plans [line items]
Real rate	1.00%	1.00%
Nominal rate	5.04%	3.93%
Salary Growth [member] | Unified Plan [member]
Disclosure of defined benefit plans [line items]
Real rate	0.00%	1.00%
Nominal rate	4.00%	3.93%
Demographic [member] | Mortality Table [member]
Disclosure of defined benefit plans [line items]
Nominal assumption	AT - 2000	AT - 2000
Demographic [member] | Mortality Table Of Individuals With Permanent Disability [member]
Disclosure of defined benefit plans [line items]
Nominal assumption	WINKLEVOSS	WINKLEVOSS
Demographic [member] | Table Of New Disability Benefit Vested [member]
Disclosure of defined benefit plans [line items]
Nominal assumption	TASA 1927	TASA 1927